Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 2,706	$ 874
Trade and other receivables	1,313	1,457
Other financial assets	76	98
Prepaid expenses and other current assets	434	548
Current assets	4,529	2,977
Computer hardware and other property, net	473	921
Computer software, net	908	1,458
Other identifiable intangible assets, net	3,324	5,315
Goodwill	5,076	15,042
Equity method investments	2,207	167
Other financial assets	53	83
Other non-current assets	446	438
Deferred tax	31	79
Total assets	17,047	26,480
Liabilities
Current indebtedness	3	1,644
Payables, accruals and provisions	1,549	2,086
Deferred revenue	815	937
Other financial liabilities	95	129
Current liabilities	2,462	4,796
Long-term indebtedness	3,213	5,382
Provisions and other non-current liabilities	1,268	1,740
Other financial liabilities	79	279
Deferred tax	799	708
Total liabilities	7,821	12,905
Equity
Capital	5,348	9,549
Retained earnings	4,755	7,201
Accumulated other comprehensive loss	(877)	(3,673)
Total shareholders' equity	9,226	13,077
Non-controlling interests		498
Total equity	9,226	13,575
Total liabilities and equity	17,047	26,480
Contingencies (note 30)	$ 0	$ 0